Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment
12	Property, plant and equipment

	December 31, 2023	December 31, 2022
IT equipment	26,288	37,963
Furniture and fixtures	3,117	5,064
Leasehold improvements	9,168	12,226
Property, plant and equipment in progress	11	13
Total	38,584	55,266

The changes in the balances are as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	In progress	Total
Cost:
Balance as of December 31, 2021	63,640	13,869	30,915	157	108,581
Exchange rate changes	(1,308)	(289)	(533)	-	(2,130)
Addition due to business combination	2,822	526	313	-	3,661
Additions	18,777	317	95	154	19,343
Disposals	(8,390)	(4,115)	(9,554)	(30)	(22,089)
Transfers	6	-	262	(268)	-
Balance as of December 31, 2022	75,547	10,308	21,498	13	107,366
Exchange rate changes	(554)	(294)	(559)	-	(1,407)
Additions	5,980	104	15	798	6,897
Disposals	(5,328)	(3,035)	(972)	(1)	(9,336)
Transfers	5	18	776	(799)	-
Balance as of December 31, 2023	75,650	7,101	20,758	11	103,520

Depreciation:
Balance as of December 31, 2021	(28,410)	(7,586)	(14,864)	-	(50,860)
Exchange rate changes	775	104	162	-	1,041
Additions	(16,645)	(1,405)	(3,401)	-	(21,451)
Disposals	6,696	3,643	8,831	-	19,170
Balance as of December 31, 2022	(37,584)	(5,244)	(9,272)	-	(52,100)
Exchange rate changes	441	132	237	-	810
Additions	(17,136)	(1,000)	(3,238)	-	(21,374)
Disposals	4,917	2,137	674	-	7,728
Transfers	-	(9)	9	-	-
Balance as of December 31, 2023	(49,362)	(3,984)	(11,590)	-	(64,936)
Balance as of:
December 31, 2022	37,963	5,064	12,226	13	55,266
December 31, 2023	26,288	3,117	9,168	11	38,584

The Group does not have property, plant or equipment pledged as collateral.